RIGHT-OF-USE ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Impairment					$ 13,600
Right-of-use assets, upward remeasurement	$ 500
Gain on lease termination	3,877	$ 0	$ 0
Depreciation included in inventory	600	500	500
Depreciation charges	2,973	3,374	3,664
Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 491	5,027	4,663
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	12 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges	$ 1,779	2,094	$ 2,380
Buildings | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 491	$ 5,027
Buildings | DSP Facility At Pivot Park, OSS
Disclosure of quantitative information about right-of-use assets [line items]
Additions				$ 14,600